Significant Components of Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Policy reserves	$ 2,793,209	$ 3,326,409
Expense accruals	5,569	40,792
Other-than-temporarily impaired assets	11,352	40,821
Provision for postretirement benefits	32,490	49,437
Other	1,148	3,267
Total deferred tax assets	2,843,768	3,460,726
Deferred tax liabilities:
Policy reserves	(795,733)
Deferred acquisition costs	(589,011)	(1,533,188)
Investment income	(303,537)	(253,987)
Depreciation and amortization	(36,005)	(59,822)
Net unrealized gains on investments and foreign exchange	(1,295,898)	(1,225,720)
Total deferred tax liabilities	(3,020,184)	(3,072,717)
Net deferred tax asset	0	388,009
Net deferred tax asset liabilities	$ (176,416)	$ 0